Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation
Schedule of financial statements

Subsidiaries	2025	2024	2023
Banco Agibank S.A.	100.00%	95.70%	100.00%
Agi Financeira S.A. – Sociedade De Crédito, Financiamento E Investimento	100.00%	100.00%	100.00%
Agibank Corretora de Seguros Sociedade Simples Ltda.	100.00%	99.00%	99.00%
Telecontato Call Center e Telemarketing Ltda.	100.00%	99.40%	99.40%
Hypeflame Tecnologia e Big Data Ltda.	100.00%	99.96%	99.96%
Soldi Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Promil Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Agiplan Serviços de Cobrança Ltda.	100.00%	98.01%	99.00%
Neo Núcleo de Excelência Operacional Ltda.	100.00%	99.00%	100.00%
Agi Marketplace Ltda.	100.00%	99.00%	100.00%
A House Agência de Publicidade Ltda.	100.00%	99.00%	100.00%
Agi Corretora de Seguros Digital Ltda.	100.00%	99.00%	100.00%
Fundo de Investimento em Direitos Creditórios Agibank I (“FIDC”)	15.45%	-	-
Agibank Asset Management Ltda.	100.00%	-	-

Schedule of Consolidated Statement of Cash Flows

	December 31, 2025			December 31, 2024			December 31, 2023
	Original	Adjustments	Restated	Original	Adjustments	Restated	Original	Adjustments	Restated

Expected credit losses	(1,700,492)	3,400,984	1,700,492	(1,133,711)	2,267,422	1,133,711	(788,054)	1,576,108	788,054
Deferred income tax and social contribution	290,208	(700,567)	(410,359)	246,655	(433,638)	(186,983)	155,577	(221,525)	(65,948)
Interest expense on loans and borrowings	67,481	12,628	80,109	-	-	44,385	-	-	-
Effect of changes in exchange on loans and borrowings	-	(64,845)	(64,845)	-	-	-	-	-	-
Effect of changes in exchange rates on cash and cash equivalents	-	10,714	10,714	-	(76)	(76)	-	13	13

Net changes in operating assets and liabilities
(Increase)/decrease in:
Financial assets measured at amortized cost	(14,309,750)	(3,401,482)	(17,711,232)	(7,756,931)	(2,267,422)	(10,024,353)	(4,849,968)	(1,576,108)	(6,426,076)

Increase/(decrease) in:
Debt issued, other borrowed funds, debentures and other financial liabilities	3,488,502	(40,576)	3,447,926	539,421	(406,210)	133,211	60,186	133,800	193,986
Other liabilities	82,475	728,111	810,586	158,348	841,904	1,000,252	49,503	87,723	137,226
Derivative instruments	264,102	1,497	265,599	(410,795)	(2,061)	(412,856)	-	-	24,303

Net cash flows provided by (used in) operating activities	(409,622)	(53,536)	(463,158)	487,031	(81)	486,950	(33,318)	11	(33,307)

Net cash (used in) investing activities	(162,387)	-	(162,387)	(107,791)	-	(107,791)	(77,994)	-	(77,994)

Financing Activities
Loan proceeds	353,904	86,721	440,625	-	-	437,780	-	-	-
Payment of borrowings	(247,929)	19,744	(228,185)	(5)	5	-	(2)	2	-
Interest in borrowings paid	-	(42,215)	(42,215)

Net cash flows provided by (used in) financing activities	19,878	64,250	84,128	572,782	5	572,787	(69,754)	2	(69,752)

Increase / (decrease) in cash and cash equivalents	(552,131)	10,714	(541,417)	952,022	(76)	951,946	(181,066)	13	(181,053)
Effect of changes in Exchange rates on cash and cash equivalents	-	(10,714)	(10,714)	-	76	76	-	(13)	(13)
Cash and cash equivalents at the beginning of the period	1,405,410	-	1,405,410	453,388	-	453,388	634,454	-	634,454
Cash and cash equivalents at the end of the period	853,279	-	853,279	1,405,410	-	1,405,410	453,388	-	453,388
Increase / (decrease) in cash and cash equivalents	(552,131)	-	(552,131)	952,022	-	952,022	(181,066)	-	(181,066)

Additional information on operational cash flows from interest and dividends
Interest paid	-	-	(1,989,564)	-	-	(1,440,078)	-	-	(556,856)
Interest received	-	-	7,723,835	-	-	5,758,039	-	-	3,501,455